Taxes on Earnings Schedule Of Provision Of Income Taxes On Earnings Of Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)	$ 246	$ 252	$ 268
Current State and Local Tax Expense (Benefit)	31	30	24
Current Foreign Tax Expense (Benefit)	55	42	47
Current Income Tax Expense (Benefit)	332	324	339
Deferred Federal Income Tax Expense (Benefit)	(47)	56	61
Deferred State and Local Income Tax Expense (Benefit)	1	3	1
Deferred Foreign Income Tax Expense (Benefit)	(3)	(9)	14
Deferred Income Tax Expense (Benefit)	(49)	50	76
Income Tax Expense (Benefit)	283	374	415
Income (Loss) from Continuing Operations before Income Taxes, Domestic	803	1,064	1,155
Income (Loss) from Continuing Operations before Income Taxes, Foreign	146	84	194
Earnings before taxes	$ 949	$ 1,148	$ 1,349